Right-of-use assets - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Amount of short term and variable lease payments exempted	$ 6,711,205	$ 5,459,314	$ 5,436,911
Short term lease expense exempted	6,488,688	4,612,939	3,614,981
Variable lease expense exempted	$ 222,517	$ 846,375	$ 1,821,930
Campos Del Sol, Renewal Energy Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease agreement period	21 years
Annual interest rate	0.70%
La Cabaa, Renewal Energy Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease agreement period	34 years
Annual interest rate	5.49%